Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information	Segment Information
During the third quarter of 2021, we modified the information that our chief operating decision maker, who was also our Chief Executive Officer, regularly reviewed for purposes of allocating resources and assessing performance, prompting a change in management, operating segments, and reporting units. As a result, on September 1, 2021, we established a dedicated Digital & Betting business segment, comprising our iGaming and sports betting activities that were previously included within our Global Gaming business segment. Beginning in the third quarter of 2021, we report our financial performance based on three business segments: Global Lottery, Global Gaming, and Digital & Betting, and analyze revenue by segment as well as operating income as the measure of segment profitability. As such, we have recast our historically presented comparative segment information to conform to the way we internally manage and monitor segment performance.

Through our three business segments, we operate and provide an integrated portfolio of innovative gaming technology products and services including online and instant lottery systems, iLottery, instant ticket printing, lottery management services, commercial services, gaming systems, electronic gaming machines, iGaming, and sports betting.

The Global Lottery segment has full responsibility for the worldwide traditional lottery and iLottery business, including sales, operations, product development, technology, and support. The Global Gaming segment has full responsibility for the worldwide land-based gaming business, including sales, product management, studios, global manufacturing, operations, and technology. The Digital & Betting segment has full responsibility for the worldwide iGaming and sports betting activities, that were previously part of our Global Gaming segment.

Our three business segments are supported by central corporate support functions, including finance, people and transformation, legal, marketing and communications, corporate public affairs, and strategy and corporate development. Certain support costs that are identifiable and that benefit our business segments are allocated to them. Each allocation is measured differently based on the specific facts and circumstances of the costs being allocated. Corporate support function expenses that are not allocated to the business segments, which are principally composed of selling, general and administrative expenses, are reported as Corporate and Other expenses, along with goodwill impairment and the depreciation and amortization of acquired tangible and intangible assets in connection with acquired companies.

Global Lottery

Our Global Lottery segment provides lottery products and services primarily to governmental organizations through operating contracts, facilities management contracts (“FMCs”), lottery management agreements (“LMAs”), and product sales contracts.

As part of our lottery product and services, we provide instant and draw-based lottery products, point-of-sale machines, central processing systems, software, commercial services, instant ticket printing services, and other related equipment and support services.

We categorize revenue from operating contracts, FMCs, and LMAs as “Operating and facilities management contracts” and revenue from commercial services, software hosting, software maintenance, and other services not included within operating contracts, FMCs, or LMAs as service revenue from “Systems, software, and other”. Revenue included within “Operating and facilities management contracts” include all services required by the contract, including iLottery and instant ticket printing.

We categorize sales or sales-type leases of lottery terminals, lottery systems, fixed-fee software licenses, and instant tickets not part of “Operating and facilities management contracts” as product sales from “Lottery products”.
Global Gaming

Our Global Gaming segment provides gaming products and services including software and game content, casino gaming management systems, video lottery terminals (“VLTs”), VLT central systems, and other related equipment and support services to commercial and tribal casino operators.

We categorize revenue from Wide Area Progressive services, and operating leases for VLTs and other gaming machines as service revenue from “Gaming terminal services”. We categorize sales or usage-based royalties promised in exchange for software intellectual property licenses, and systems as service revenue from “Systems, software, and other”.

Revenue from the sale or sales-type lease of gaming machines, systems, component parts, and other miscellaneous equipment and services are categorized as product sales from “Gaming terminals” and revenue from systems, fixed-fee software licenses, casino gaming management systems, game content, and spare parts as product sales from “Other”.

Digital & Betting

Our Digital & Betting segment provides iGaming solutions by providing gaming operators a license to offer IGT remote game server games on operator websites and mobile applications. The segment also provides sports betting technology and services to commercial and tribal operators and lotteries in regulated markets, primarily in the U.S. We categorize revenue from iGaming and sports betting as service revenue from “Digital and betting services”. During the year ended December 31, 2019, we agreed to a perpetual license of our legacy sports betting platform which is categorized as product sales from “Other”.

Segment information is as follows:

	For the year ended December 31, 2021
($ in millions)	Global Lottery	Global Gaming	Digital & Betting	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,690	630	163	3,483	—	3,483
Product sales	123	482	1	606	—	606
Total revenue	2,812	1,112	165	4,089	—	4,089

Operating income (loss)	1,088	43	33	1,164	(262)	902
Depreciation and amortization	225	126	15	366	160	526
Expenditures for long-lived assets	(123)	(67)	(13)	(203)	(6)	(208)

	For the year ended December 31, 2020
($ in millions)	Global Lottery	Global Gaming	Digital & Betting	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,043	483	114	2,640	—	2,640
Product sales	121	354	1	476	—	476
Total revenue	2,164	837	115	3,115	—	3,115

Operating income (loss)	642	(212)	6	436	(544)	(107)
Depreciation and amortization	231	146	15	392	175	566
Expenditures for long-lived assets	(149)	(64)	(11)	(224)	(2)	(226)

	For the year ended December 31, 2019
($ in millions)	Global Lottery	Global Gaming	Digital & Betting	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,183	842	76	3,101	—	3,101
Product sales	110	806	15	931	—	931
Total revenue	2,293	1,648	91	4,032	—	4,032

Operating income (loss)	697	222	(43)	877	(399)	478
Depreciation and amortization	225	173	18	416	198	614
Expenditures for long-lived assets	(167)	(154)	(13)	(334)	(8)	(342)

Geographical Information

Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	For the year ended December 31,
($ in millions)	2021	2020	2019
United States	2,126	1,666	2,116
Italy	1,307	896	990
United Kingdom	72	64	74
Rest of Europe	217	209	323
All other	368	280	530
Total	4,089	3,115	4,032

Revenue from one customer in the Global Lottery segment represented approximately 23%, 19%, and 16% of consolidated revenue in 2021, 2020, and 2019, respectively.
Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ in millions)	2021	2020
United States	766	841
Italy	125	176
United Kingdom	9	14
Rest of Europe	93	91
All other	63	77
Total	1,056	1,200